BANK LOANS - Additional Information (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Short-term bank loans	¥ 485,047	¥ 324,263
Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Borrowings pledged	¥ 130,000
Short-term bank loans | Bottom of range
Disclosure of detailed information about borrowings [line items]
Bearing annual interest rates	2.11%
Short-term bank loans | Top of range
Disclosure of detailed information about borrowings [line items]
Bearing annual interest rates	2.21%